Baird Municipal Bond Fund
Schedule of Investments, March 31, 2020 (Unaudited)
	Principal		% of
	Amount	Value	Net Assets
LONG-TERM INVESTMENTS

Municipal Bonds
Alabama
Alabama Community College System,
3.500%, 11/01/2025 (Insured by BAM)	$100,000	$109,322
Homewood Educational Building Authority,
4.000%, 12/01/2035 (Callable 12/01/2029)	75,000	82,922
University of West Alabama:
4.000%, 01/01/2040 (Callable 01/01/2030)(Insured by AGM)	50,000	55,788
4.000%, 01/01/2041 (Callable 01/01/2030)(Insured by AGM)	100,000	111,255
Total Alabama (Cost $363,220)		359,287	3.1%

Alaska
Alaska Industrial Development & Export Authority,
3.500%, 12/01/2020 (Callable 05/01/2020)	100,000	100,124
Total Alaska (Cost $99,288)		100,124	0.9%

Arizona
Arizona Industrial Development Authority,
5.000%, 10/01/2030 (Callable 10/01/2026) (2)	100,000	90,769
Industrial Development Authority of the County of Pima,
4.000%, 07/01/2029	25,000	26,585
Total Arizona (Cost $127,093)		117,354	1.0%

Arkansas
Southern Arkansas University,
4.000%, 03/01/2028 (Callable 03/01/2025)(Insured by AGM)	130,000	143,885
Total Arkansas (Cost $142,431)		143,885	1.2%

California
California Municipal Finance Authority,
5.000%, 08/01/2034 (Callable 08/01/2029)	75,000	77,078
Ceres Unified School District,
0.000%, 08/01/2046 (Pre-refunded to 08/01/2020)	450,000	68,386
County of Sacramento CA,
5.000%, 07/01/2039 (Callable 07/01/2028)	155,000	176,778
El Rancho Unified School District,
0.000%, 08/01/2031 (Callable 08/01/2028)(Insured by AGM) (4)	115,000	132,792
Morongo Unified School District,
0.000%, 08/01/2041 (Callable 08/01/2030) (4)	25,000	25,391
Oak Park Unified School District,
0.000%, 08/01/2038 (Callable 08/01/2031)(Insured by AGM) (4)	50,000	68,606
Oxnard School District,
2.000%, 08/01/2045 (Callable 08/01/2026)(Insured by BAM) (4)	150,000	160,484
San Jacinto Unified School District,
3.125%, 09/01/2034 (Callable 09/01/2030)(Insured by BAM) (5)	150,000	151,026
San Mateo County Transit District,
0.000%, 06/01/2020 (Insured by NATL)	125,000	124,753
State of California,
5.000%, 04/01/2036 (Callable 04/01/2029)	150,000	188,101
University of California,
5.000%, 05/15/2042 (Callable 05/15/2027)	160,000	191,021
Total California (Cost $1,339,917)		1,364,416	11.6%

Colorado
City & County of Denver CO,
5.000%, 08/01/2041 (Callable 08/01/2026)	115,000	135,596
Colorado Educational & Cultural Facilities Authority,
5.000%, 04/01/2020	70,000	70,000
South Sloan's Lake Metropolitan District No. 2,
5.000%, 12/01/2021 (Insured by AGM)	25,000	26,419
Vauxmont Metropolitan District,
5.000%, 12/15/2032 (Callable 12/15/2024)(Insured by AGM)	25,000	28,627
Total Colorado (Cost $254,805)		260,642	2.2%

Florida
Florida Housing Finance Corp.,
4.200%, 01/01/2045 (Callable 01/01/2028)(Insured by GNMA)	150,000	165,871
Highlands County School Board,
3.625%, 03/01/2031 (Callable 03/01/2025)(Insured by BAM)	75,000	79,679
Miami Health Facilities Authority,
5.000%, 07/01/2021	25,000	24,758
Orange County Health Facilities Authority,
5.000%, 08/01/2028 (Callable 08/01/2024)	200,000	222,030
Palm Beach County Health Facilities Authority,
5.000%, 05/15/2023	200,000	207,944
University of West Florida,
4.000%, 06/01/2034 (Callable 06/01/2026)	50,000	53,711
Total Florida (Cost $763,545)		753,993	6.4%

Illinois
Illinois Finance Authority:
5.125%, 05/15/2035 (Callable 05/15/2020)	25,000	25,093
4.125%, 11/15/2037 (Callable 11/15/2025)	30,000	32,552
Joliet Park District,
4.000%, 02/01/2033 (Callable 02/01/2023)(Insured by AGM)	100,000	104,348
Madison-Macoupin Etc. Counties Community College District No. 536,
4.000%, 05/01/2030 (Callable 05/01/2027)(Insured by AGM)	125,000	140,325
State of Illinois,
5.000%, 02/01/2024	50,000	52,130
Upper Illinois River Valley Development Authority,
5.000%, 01/01/2045 (Callable 01/01/2027) (2)	100,000	94,436
Village of Crestwood IL,
4.000%, 12/15/2027 (Callable 12/15/2025)(Insured by BAM)	100,000	109,226
Will County Community High School District No. 210,
4.000%, 01/01/2034 (Callable 01/01/2029)(Insured by AGM)	100,000	111,494
Total Illinois (Cost $681,369)		669,604	5.7%

Indiana
Indiana Finance Authority,
5.000%, 10/01/2032 (Callable 10/01/2023)	150,000	152,601
Indiana Health & Educational Facilities Financing Authority,
5.000%, 11/15/2046 (Callable 11/15/2026)	100,000	115,454
Lafayette School Corp.,
4.000%, 01/15/2021 (Insured by ST AID)	180,000	183,344
St. Joseph County Airport Authority,
0.010%, 07/01/2028	155,000	130,183
Total Indiana (Cost $567,506)		581,582	5.0%

Iowa
City of Coralville IA,
4.000%, 06/01/2025 (Callable 06/01/2024)	100,000	102,482
City of Waverly IA,
2.500%, 12/31/2022 (Callable 07/01/2022)	150,000	150,648
Total Iowa (Cost $249,538)		253,130	2.2%

Kentucky
Kentucky Economic Development Finance Authority,
0.000%, 10/01/2027 (Insured by NATL)	90,000	75,158
Total Kentucky (Cost $74,336)		75,158	0.6%

Louisiana
Louisiana Local Government Environmental Facilities & Community Development Authority,
6.500%, 11/01/2035 (Callable 11/01/2020)	50,000	50,097
Total Louisiana (Cost $50,000)		50,097	0.4%

Michigan
University of Michigan,
5.000%, 04/01/2036 (Callable 04/01/2026)	200,000	235,184
Total Michigan (Cost $227,936)		235,184	2.0%

Minnesota
City of Maple Grove MN,
4.000%, 05/01/2037 (Callable 05/01/2027)	50,000	52,795
Total Minnesota (Cost $54,942)		52,795	0.4%

Missouri
Health & Educational Facilities Authority of the State of Missouri:
5.000%, 09/01/2020	100,000	101,299
5.000%, 06/01/2031 (Callable 12/01/2028)	100,000	122,724
Missouri Southern State University,
4.000%, 10/01/2037 (Callable 10/01/2029)(Insured by AGM)	65,000	71,886
St. Joseph Industrial Development Authority,
2.950%, 01/01/2022	100,000	97,403
St. Louis Land Clearance for Redevelopment Authority,
0.000%, 10/01/2035 (Callable 10/01/2029) (4)	175,000	160,477
Total Missouri (Cost $561,312)		553,789	4.7%

Nebraska
Village of Boys Town NE,
3.000%, 09/01/2028	100,000	109,366
Total Nebraska (Cost $100,000)		109,366	0.9%

New Jersey
Atlantic City Board of Education,
3.400%, 08/15/2024 (2)	85,000	88,992
Borough of Woodbury Heights NJ,
4.000%, 12/01/2024 (Callable 05/01/2020)(Insured by AGC)	20,000	20,044
New Jersey Economic Development Authority,
5.000%, 03/01/2029 (Callable 03/01/2023)	300,000	311,355
New Jersey Transportation Trust Fund Authority:
0.000%, 12/15/2026 (Insured by AMBAC)	35,000	29,397
4.000%, 12/15/2031 (Callable 12/15/2028)	200,000	204,212
South Jersey Port Corp.,
5.000%, 01/01/2025	100,000	107,346
Total New Jersey (Cost $758,870)		761,346	6.5%

New Mexico
New Mexico Institute of Mining & Technology,
4.000%, 12/01/2030 (Callable 12/01/2029)(Insured by AGM)	75,000	87,879
Total New Mexico (Cost $88,052)		87,879	0.8%

New York
Albany County Capital Resource Corp.,
3.100%, 07/01/2030	100,000	88,755
Middletown City School District,
3.000%, 06/15/2034 (Callable 06/15/2024)(Insured by ST AID)	110,000	114,289
New York City Transitional Finance Authority,
4.000%, 07/15/2040 (Callable 07/15/2029)(Insured by ST AID)	150,000	170,454
New York State Dormitory Authority:
5.000%, 07/01/2031 (Callable 07/01/2026)	55,000	64,809
5.000%, 03/15/2048 (Callable 09/15/2028)	250,000	303,690
Onondaga Civic Development Corp.,
5.000%, 10/01/2023	100,000	107,633
Total New York (Cost $814,029)		849,630	7.2%

North Carolina
Buncombe County Metropolitan Sewerage District,
5.000%, 07/01/2032 (Callable 07/01/2027)	170,000	211,344
Winston-Salem State University,
4.250%, 06/01/2032 (Callable 06/01/2024)	100,000	103,312
Total North Carolina (Cost $326,670)		314,656	2.7%

North Dakota
City of Dickinson ND,
5.000%, 10/01/2025 (Callable 10/01/2021)	100,000	102,306
County of Burleigh ND,
3.000%, 11/01/2021 (Callable 02/18/2021)	100,000	96,862
North Dakota Housing Finance Agency,
3.350%, 07/01/2031 (Callable 01/01/2027)	150,000	159,612
Total North Dakota (Cost $362,801)		358,780	3.1%

Ohio
Ohio Housing Finance Agency,
3.750%, 09/01/2050 (Callable 03/01/2029)(Insured by GNMA)	65,000	70,818
Ohio Turnpike & Infrastructure Commission,
0.000%, 02/15/2034 (Callable 02/15/2031) (4)	70,000	81,278
Port of Greater Cincinnati Development Authority,
3.000%, 05/01/2023 (Callable 05/01/2022)	100,000	97,744
Total Ohio (Cost $255,449)		249,840	2.1%

Oklahoma
Norman Regional Hospital Authority,
5.000%, 09/01/2037 (Callable 09/01/2027)	25,000	24,426
Oklahoma Development Finance Authority,
1.625%, 07/06/2023 (Callable 06/30/2022)	200,000	193,174
Tulsa Industrial Authority,
5.000%, 10/01/2022	100,000	105,517
Total Oklahoma (Cost $336,457)		323,117	2.8%

Oregon
Clackamas Community College District,
0.000%, 06/15/2038 (Callable 06/15/2027) (4)	100,000	118,947
Salem Hospital Facility Authority,
5.000%, 05/15/2034 (Callable 05/15/2029)	50,000	62,574
Total Oregon (Cost $170,165)		181,521	1.5%

Pennsylvania
Montgomery County Higher Education & Health Authority,
3.000%, 05/01/2036 (Mandatory Tender Date 05/01/2021) (1)	100,000	100,752
Pennsylvania Turnpike Commission:
0.000%, 12/01/2040 (Callable 06/01/2029) (4)	75,000	77,254
5.000%, 12/01/2048 (Callable 12/01/2028)	40,000	48,140
Total Pennsylvania (Cost $226,757)		226,146	1.9%

Rhode Island
Rhode Island Turnpike & Bridge Authority,
4.000%, 10/01/2036 (Callable 10/01/2029)	125,000	142,679
Total Rhode Island (Cost $140,199)		142,679	1.2%

South Carolina
Florence-Darlington Commission for Technical Education,
5.000%, 03/01/2024 (Callable 09/01/2023)	100,000	106,863
South Carolina Jobs-Economic Development Authority,
4.000%, 08/15/2030 (Callable 08/15/2026)	100,000	108,109
South Carolina State Housing Finance & Development Authority,
3.800%, 07/01/2034 (Callable 07/01/2024)(Insured by GNMA)	100,000	105,912
Total South Carolina (Cost $325,481)		320,884	2.7%

South Dakota
City of Rapid City SD,
4.000%, 12/01/2035 (Callable 12/01/2029)	125,000	129,277
Total South Dakota (Cost $134,442)		129,277	1.1%

Tennessee
Chattanooga Health Educational & Housing Facility Board,
4.000%, 08/01/2044 (Callable 08/01/2029)	150,000	149,583
City of Jackson TN,
5.000%, 04/01/2036 (Callable 04/01/2025)	125,000	140,449
Total Tennessee (Cost $274,972)		290,032	2.5%

Texas
Arlington Higher Education Finance Corp.,
4.000%, 08/01/2033 (Callable 08/01/2028)(PSF Guaranteed)	125,000	145,451
Brazoria County Toll Road Authority,
0.000%, 03/01/2038 (Callable 03/01/2030) (4)	55,000	52,048
Brazos Higher Education Authority, Inc.,
2.350%, 04/01/2040 (Callable 04/01/2030)	100,000	90,738
Lower Colorado River Authority,
5.000%, 05/15/2040 (Callable 05/15/2025)	75,000	85,488
Texas Municipal Gas Acquisition & Supply Corp. I,
6.250%, 12/15/2026	100,000	110,133
Total Texas (Cost $490,653)		483,858	4.1%

Utah
Salt Lake City Corp.,
5.000%, 07/01/2031 (Callable 07/01/2027)	200,000	235,878
Weber Basin Water Conservancy District,
5.000%, 10/01/2050 (Callable 10/01/2029)	205,000	253,813
Total Utah (Cost $492,850)		489,691	4.2%

Washington
King County Housing Authority,
4.000%, 11/01/2036 (Callable 11/01/2029)	200,000	232,176
Total Washington (Cost $227,429)		232,176	2.0%

Wisconsin
Green Bay Housing Authority,
2.000%, 04/01/2030 (Callable 04/01/2025)	140,000	138,349
Palmyra-Eagle Area School District,
3.000%, 03/01/2025 (Callable 03/01/2023)	75,000	69,907
Public Finance Authority,
5.000%, 10/01/2024 (2)	75,000	81,802
Total Wisconsin (Cost $290,773)		290,058	2.5%
Total Municipal Bonds (Cost $11,373,287)		11,411,976	97.2%
Total Long-Term Investments (Cost $11,373,287)		11,411,976	97.2%

SHORT-TERM INVESTMENT	Shares
Money Market Mutual Fund
Federated Institutional Tax-Free Cash Trust, Premier Shares, 4.16% (3)	97,602	97,602
Total Short-Term Investment (Cost $97,602)		97,602	0.8%
Total Investments (Cost $11,470,889)		11,509,578	98.0%
Other Assets in Excess of Liabilities		228,456	2.0%
TOTAL NET ASSETS		$11,738,034	100.0%

Notes to Schedule of Investments
AGC	Assured Guaranty Corp.
AGM	Assured Guaranty Municipal
AMBAC	Ambac Assurance Corp.
BAM	Build America Mutual Assurance Co.
GNMA	Government National Mortgage Association
NATL	National Public Finance Guarantee Corp.
ST AID	State Aid Intercept/Withholding
PSF	Permanent School Fund

(1)	Variable rate security. The rate reported is the rate in effect as of March 31, 2020.
(2)
Security as defined in Rule 144A under the Securities Act of 1933 and classified as liquid under the Fund’s liquidity risk management program.  Purchased in a private placement transaction; resale to the public may require registration or may extend only to qualified institutional buyers.  At March 31, 2020, the value of these securities total $355,999, which represents 3.03% of total net assets.

(3)	Seven-day yield.
(4)	Step-up bond or group of securities contain a step-up bond; the interest rate shown is the rate in effect as of March 31, 2020.
(5)	Security or a portion of the security purchased on a when-issued or delayed delivery basis.

Baird Municipal Bond Fund
Schedule of Investments, March 31, 2020 (Unaudited)
Summary of Fair Value Exposure at March 31, 2020 (Unaudited)

The Fund has adopted authoritative fair valuation accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion on changes in valuation techniques and related inputs during the period. These standards define fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

The fair value hierarchy is organized into three levels based upon the assumptions (referred to as "inputs") used in pricing the asset or liability.  These standards state that "observable inputs" reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from independent sources and "unobservable inputs" reflect an entity's own assumptions about the assumptions market participants would use in pricing the asset or liability. These inputs are summarized into three broad levels and described below:

Level 1 - Unadjusted quoted prices in active markets for identical unrestricted securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, quoted prices in inactive markets, dealer indications, interest rates, yield curves, prepayment speeds, credit risk, default rates, inputs corroborated by observable market data, etc.).
Level 3 - Significant unobservable inputs (including the Fund's own assumptions about the factors that market participants would use in valuing the security) based on the best information available.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund's investments as of March 31, 2020:

	Level 1	Level 2	Level 3	Total
Long-Term Investments
Municipal Bonds	$–	$11,411,976	$–	$11,411,976
Total Long-Term Investments	–	11,411,976	–	11,411,976
Short-Term Investment
Money Market Mutual Fund	97,602	–	–	97,602
Total Short-Term Investment	97,602	–	–	97,602
Total Investments	$97,602	$11,411,976	$–	$11,509,578

Changes in valuation techniques may result in transfers into or out of assigned levels within the fair value hierarchy. There were no transfers into or out of Level 3 during the reporting period, as compared to the security classifications from the prior year's annual report.